Implementation of New Financial Accounting Pronouncements (Details) - USD ($) $ in Millions	Sep. 30, 2018	Dec. 31, 2017
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net parent company investment	$ 0.0	$ (8,036.9)
Accounting Standards Update 2016-16
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net parent company investment	$ 0.3	$ 1.8